NET LOSS PER SHARE	6 Months Ended
Jun. 30, 2024
Earnings Per Share [Abstract]
NET LOSS PER SHARE

NOTE 11 – NET LOSS PER SHARE

Basic net loss per share is computed using the weighted average number of common shares outstanding during the year. The dilutive effect of potential common shares outstanding is included in diluted net loss per share. The following table sets forth the computation of basic and diluted net loss per share for the six months ended June 30, 2024 and 2023:

	For the Six Months Ended June 30,
	2024	2023
Net loss attributable to common shareholders	$(103,149)	$(76,899)
Weighted average common shares outstanding – Basic and diluted	45,501,016	45,000,000
Loss per shares – basic and diluted	$(0.00)	$(0.00)